Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,600,530
Previously Paid Amount	0.00
Total Fee Amount	2,430.63
Total Offset Amount	0.00
Net Fee	2,430.63
Narrative - Max Aggregate Offering Price	$ 17,600,530
Final Prospectus	true